Key management compensation and related parties - Key management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Key management compensation and related parties
Salaries, related charges and variable compensation	R$ 8,241	R$ 12,662
Share-based compensation	(6,010)	12,520
Total	R$ 2,231	R$ 25,182